Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000001642 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	32.80%
C000001642 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	14.10%
C000001642 | Hyatt Hotels Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000001642 | Charles Schwab Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000001642 | MSCI, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000001642 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000001642 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000001642 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000001642 | FactSet Research Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000001642 | Gartner, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000001642 | Top 10 Total
Holdings [Line Items]
Percent of Total Investments	73.90%
C000001642 | Communication Services
Holdings [Line Items]
Percent of Total Investments	36.30%
C000001642 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	28.80%
C000001642 | Financials
Holdings [Line Items]
Percent of Total Investments	17.00%
C000001642 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.80%
C000001642 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.40%
C000001642 | Industrials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000001642 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.70%
C000001642 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000077805 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	32.80%
C000077805 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	14.10%
C000077805 | Hyatt Hotels Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000077805 | Charles Schwab Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000077805 | MSCI, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000077805 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077805 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000077805 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000077805 | FactSet Research Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000077805 | Gartner, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000077805 | Top 10 Total
Holdings [Line Items]
Percent of Total Investments	73.90%
C000077805 | Communication Services
Holdings [Line Items]
Percent of Total Investments	36.30%
C000077805 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	28.80%
C000077805 | Financials
Holdings [Line Items]
Percent of Total Investments	17.00%
C000077805 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.80%
C000077805 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.40%
C000077805 | Industrials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000077805 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077805 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000174760 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	32.80%
C000174760 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	14.10%
C000174760 | Hyatt Hotels Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000174760 | Charles Schwab Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000174760 | MSCI, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000174760 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000174760 | Arch Capital Group Ltd.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000174760 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000174760 | FactSet Research Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000174760 | Gartner, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000174760 | Top 10 Total
Holdings [Line Items]
Percent of Total Investments	73.90%
C000174760 | Communication Services
Holdings [Line Items]
Percent of Total Investments	36.30%
C000174760 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	28.80%
C000174760 | Financials
Holdings [Line Items]
Percent of Total Investments	17.00%
C000174760 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.80%
C000174760 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.40%
C000174760 | Industrials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000174760 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.70%
C000174760 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000065146 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000065146 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000065146 | Hyatt Hotels Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000065146 | MSCI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000065146 | Shopify, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000065146 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000065146 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000065146 | Interactive Brokers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000065146 | Birkenstock Holding PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000065146 | Vail Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000065146 | Red Rock Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000065146 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)	[1]
C000065146 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000065146 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000065146 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000065146 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000065146 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000065146 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000065146 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000077806 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000077806 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077806 | Hyatt Hotels Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077806 | MSCI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000077806 | Shopify, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077806 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077806 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000077806 | Interactive Brokers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077806 | Birkenstock Holding PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077806 | Vail Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077806 | Red Rock Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077806 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)	[2]
C000077806 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000077806 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000077806 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000077806 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000077806 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077806 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077806 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000174761 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000174761 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000174761 | Hyatt Hotels Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174761 | MSCI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174761 | Shopify, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174761 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174761 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000174761 | Interactive Brokers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174761 | Birkenstock Holding PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174761 | Vail Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174761 | Red Rock Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174761 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)	[3]
C000174761 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000174761 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000174761 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000174761 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000174761 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174761 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174761 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000073358 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000073358 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000073358 | argenx SE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000073358 | BNP Paribas S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000073358 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000073358 | Tokyo Electron Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000073358 | Ajinomoto Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000073358 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000073358 | Keyence Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000073358 | Lundin Mining Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073358 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000073358 | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000073358 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000073358 | India
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000073358 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000073358 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000073358 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000073358 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000073358 | China
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000073358 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000073358 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[4]
C000073358 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000073358 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000073358 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000073358 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000073358 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000073358 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000073358 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000073358 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000073358 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000073358 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000073358 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000073358 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077807 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000077807 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000077807 | argenx SE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077807 | BNP Paribas S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077807 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077807 | Tokyo Electron Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077807 | Ajinomoto Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077807 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077807 | Keyence Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077807 | Lundin Mining Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077807 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077807 | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000077807 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000077807 | India
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000077807 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000077807 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000077807 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000077807 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000077807 | China
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000077807 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000077807 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[6]
C000077807 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000077807 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077807 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077807 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000077807 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000077807 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000077807 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000077807 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000077807 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000077807 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077807 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077807 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174762 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000174762 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000174762 | argenx SE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174762 | BNP Paribas S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174762 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174762 | Tokyo Electron Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000174762 | Ajinomoto Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174762 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174762 | Keyence Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174762 | Lundin Mining Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174762 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174762 | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000174762 | France
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000174762 | India
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000174762 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000174762 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000174762 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000174762 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000174762 | China
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000174762 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174762 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	23.50%	[8]
C000174762 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000174762 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000174762 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174762 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000174762 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000174762 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000174762 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000174762 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174762 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000174762 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000174762 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174762 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000082256 | Hyatt Hotels Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000082256 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000082256 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000082256 | Toll Brothers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000082256 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082256 | Macerich Co.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000082256 | Meritage Homes Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000082256 | Brookfield Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000082256 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000082256 | Hilton Worldwide Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000082256 | Blackstone Digital Infrastructure Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000082256 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[10]
C000082256 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000082256 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000082256 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000082256 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000082256 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000082256 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000082257 | Hyatt Hotels Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000082257 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000082257 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000082257 | Toll Brothers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000082257 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082257 | Macerich Co.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000082257 | Meritage Homes Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000082257 | Brookfield Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000082257 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000082257 | Hilton Worldwide Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000082257 | Blackstone Digital Infrastructure Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000082257 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[11]
C000082257 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000082257 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000082257 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000082257 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000082257 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000082257 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000165214 | Hyatt Hotels Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000165214 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000165214 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000165214 | Toll Brothers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000165214 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000165214 | Macerich Co.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000165214 | Meritage Homes Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000165214 | Brookfield Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000165214 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000165214 | Hilton Worldwide Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000165214 | Blackstone Digital Infrastructure Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000165214 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[12]
C000165214 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000165214 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000165214 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000165214 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000165214 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000165214 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000095861 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000095861 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000095861 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000095861 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000095861 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000095861 | Montage Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095861 | Delta Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000095861 | Grupo Mexico S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095861 | Bajaj Finance Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000095861 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000095861 | Contemporary Amperex Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000095861 | India
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000095861 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000095861 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000095861 | China
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000095861 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000095861 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095861 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000095861 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000095861 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000095861 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[13]
C000095861 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[14]
C000095861 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000095861 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000095861 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000095861 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000095861 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000095861 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000095861 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000095861 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095861 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095861 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095861 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000095862 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000095862 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000095862 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000095862 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000095862 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000095862 | Montage Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095862 | Delta Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000095862 | Grupo Mexico S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095862 | Bajaj Finance Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000095862 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000095862 | Contemporary Amperex Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000095862 | India
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000095862 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000095862 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000095862 | China
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000095862 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000095862 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095862 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000095862 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000095862 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000095862 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[15]
C000095862 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[16]
C000095862 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000095862 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000095862 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000095862 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000095862 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000095862 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000095862 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000095862 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095862 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095862 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095862 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000165215 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000165215 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000165215 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000165215 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000165215 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000165215 | Montage Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000165215 | Delta Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000165215 | Grupo Mexico S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000165215 | Bajaj Finance Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000165215 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000165215 | Contemporary Amperex Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000165215 | India
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000165215 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000165215 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000165215 | China
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000165215 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000165215 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000165215 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000165215 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000165215 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000165215 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[17]
C000165215 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[18]
C000165215 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000165215 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000165215 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000165215 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000165215 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000165215 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000165215 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000165215 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000165215 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000165215 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000165215 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112440 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000112440 | Shopify, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112440 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000112440 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000112440 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000112440 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000112440 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000112440 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112440 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112440 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000112440 | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112440 | India
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000112440 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112440 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000112440 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000112440 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000112440 | China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112440 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000112440 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112440 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112440 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[19]
C000112440 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[20]
C000112440 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000112440 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000112440 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000112440 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000112440 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000112440 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000112440 | SectorUnclassified
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[21]
C000112441 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000112441 | Shopify, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112441 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000112441 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000112441 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000112441 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000112441 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000112441 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112441 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112441 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000112441 | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112441 | India
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000112441 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112441 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000112441 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000112441 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000112441 | China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112441 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000112441 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112441 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112441 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[22]
C000112441 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[23]
C000112441 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000112441 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000112441 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000112441 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000112441 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000112441 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000112441 | SectorUnclassified
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[24]
C000174764 | Space Exploration Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000174764 | Shopify, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174764 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000174764 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174764 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000174764 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000174764 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174764 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174764 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174764 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174764 | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000174764 | India
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000174764 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000174764 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000174764 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000174764 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000174764 | China
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174764 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174764 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000174764 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174764 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[25]
C000174764 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[26]
C000174764 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000174764 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000174764 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000174764 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000174764 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000174764 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000174764 | SectorUnclassified
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[27]
C000196927 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000196927 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000196927 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000196927 | Macerich Co.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000196927 | Meritage Homes Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000196927 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000196927 | Blackstone Digital Infrastructure Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196927 | BXP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000196927 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000196927 | Alexandria Real Estate Equities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196927 | UDR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000196927 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[28]
C000196927 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000196927 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000196927 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000196927 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196927 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	80.40%
C000196927 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196927 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000196928 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000196928 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000196928 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000196928 | Macerich Co.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000196928 | Meritage Homes Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000196928 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000196928 | Blackstone Digital Infrastructure Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196928 | BXP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000196928 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000196928 | Alexandria Real Estate Equities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196928 | UDR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000196928 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[29]
C000196928 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000196928 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000196928 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000196928 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196928 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	80.40%
C000196928 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196928 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000196929 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000196929 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000196929 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000196929 | Macerich Co.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000196929 | Meritage Homes Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000196929 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000196929 | Blackstone Digital Infrastructure Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196929 | BXP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000196929 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000196929 | Alexandria Real Estate Equities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000196929 | UDR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000196929 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[30]
C000196929 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000196929 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000196929 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000196929 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000196929 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	80.40%
C000196929 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000196929 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200241 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000200241 | argenx SE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200241 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200241 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000200241 | Mettler-Toledo International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000200241 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000200241 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200241 | Roivant Sciences Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200241 | Teva Pharmaceutical Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200241 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200241 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000200241 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[31]
C000200241 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000200241 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200239 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000200239 | argenx SE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200239 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200239 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000200239 | Mettler-Toledo International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000200239 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000200239 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200239 | Roivant Sciences Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200239 | Teva Pharmaceutical Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200239 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200239 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000200239 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[32]
C000200239 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000200239 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200240 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000200240 | argenx SE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200240 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200240 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000200240 | Mettler-Toledo International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000200240 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000200240 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200240 | Roivant Sciences Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200240 | Teva Pharmaceutical Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200240 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200240 | RadNet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000200240 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[33]
C000200240 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000200240 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227029 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000227029 | Bajaj Finance Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000227029 | Precision Wires India Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000227029 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227029 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227029 | Kirloskar Oil Engines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227029 | Acutaas Chemicals Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227029 | Bharat Electronics Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227029 | InterGlobe Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227029 | Aster DM Healthcare Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227029 | Centum Electronics Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227029 | Financials
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)	[34]
C000227029 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000227029 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227029 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000227029 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000227029 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000227029 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000227029 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000227029 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000227030 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000227030 | Bajaj Finance Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000227030 | Precision Wires India Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000227030 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227030 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227030 | Kirloskar Oil Engines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227030 | Acutaas Chemicals Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227030 | Bharat Electronics Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227030 | InterGlobe Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227030 | Aster DM Healthcare Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227030 | Centum Electronics Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227030 | Financials
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)	[35]
C000227030 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000227030 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227030 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000227030 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000227030 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000227030 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000227030 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000227030 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000227028 | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000227028 | Bajaj Finance Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000227028 | Precision Wires India Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000227028 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227028 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227028 | Kirloskar Oil Engines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227028 | Acutaas Chemicals Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227028 | Bharat Electronics Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227028 | InterGlobe Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227028 | Aster DM Healthcare Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227028 | Centum Electronics Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227028 | Financials
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)	[36]
C000227028 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000227028 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227028 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000227028 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000227028 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000227028 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000227028 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000227028 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000196932 | India
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196932 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196932 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000196932 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000196932 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000196932 | China
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000196932 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196932 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000196932 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000196932 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000196932 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000196932 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000196932 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000196932 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000196932 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000196932 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000196932 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000196932 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196932 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000196932 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000196932 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000196932 | SectorUnclassified
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[37]
C000198571 | India
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000198571 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000198571 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000198571 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198571 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000198571 | China
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000198571 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198571 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000198571 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000198571 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000198571 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000198571 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000198571 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000198571 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000198571 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000198571 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000198571 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000198571 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000198571 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000198571 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000198571 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000198571 | SectorUnclassified
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[38]
C000196933 | India
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196933 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196933 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000196933 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000196933 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000196933 | China
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000196933 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000196933 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000196933 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000196933 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000196933 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000196933 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000196933 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000196933 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000196933 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000196933 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000196933 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000196933 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000196933 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000196933 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000196933 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000196933 | SectorUnclassified
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[39]

[1]	Includes other assets and liabilities-net.
[2]	Includes other assets and liabilities-net.
[3]	Includes other assets and liabilities-net.
[4]	Includes other assets and liabilities-net.
[5]	Includes other assets and liabilities-net.
[6]	Includes other assets and liabilities-net.
[7]	Includes other assets and liabilities-net.
[8]	Includes other assets and liabilities-net.
[9]	Includes other assets and liabilities-net.
[10]	Includes other assets and liabilities-net.
[11]	Includes other assets and liabilities-net.
[12]	Includes other assets and liabilities-net.
[13]	Includes other assets and liabilities-net.
[14]	Includes other assets and liabilities-net.
[15]	Includes other assets and liabilities-net.
[16]	Includes other assets and liabilities-net.
[17]	Includes other assets and liabilities-net.
[18]	Includes other assets and liabilities-net.
[19]	Includes other assets and liabilities-net.
[20]	Includes other assets and liabilities-net.
[21]	Rounds to less than 0.1%.
[22]	Includes other assets and liabilities-net.
[23]	Includes other assets and liabilities-net.
[24]	Rounds to less than 0.1%.
[25]	Includes other assets and liabilities-net.
[26]	Includes other assets and liabilities-net.
[27]	Rounds to less than 0.1%.
[28]	Includes other assets and liabilities-net.
[29]	Includes other assets and liabilities-net.
[30]	Includes other assets and liabilities-net.
[31]	Includes other assets and liabilities-net.
[32]	Includes other assets and liabilities-net.
[33]	Includes other assets and liabilities-net.
[34]	Includes other assets and liabilities-net.
[35]	Includes other assets and liabilities-net.
[36]	Includes other assets and liabilities-net.
[37]	Rounds to less than 0.1%.
[38]	Rounds to less than 0.1%.
[39]	Rounds to less than 0.1%.